UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1818
          San Francisco, California 94104

13F File Number: 028-12488

PCM Capital LLC is no longer the General Partner of Peninsula Fund L.P..
Since Peninsula Capital Management, LP is now the General Partner of Peninsula Fund L.P., it will file holdings reports henceforth.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380

Signature, Place and Date of Signing:


  /s/ Scott A. Bedford       San Francisco, California        May 24, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.       Form 13F File Number               Name

          None                               None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  120

Form 13F Information Table Value Total:  $378,419
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.   Form 13F File Number     Name

    1.    028-11491                Peninsula Fund, LP
    2.                             Peninsula Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6      COL 7        COLUMN 8
                                                            VALUE      SHS OR    SH/     INVESTMENT     OTHR     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN     DISCRETION     MGRS    SOLE      SHARED

ALESCO FINL INC                 COM             014485106    4,747       545,011 SH     SHARED-DEFINED   2                545,011
ALESCO FINL INC                 COM             014485106    2,052       235,551 SH          SOLE        0      235,551
AMERICAN OIL & GAS INC          COM             028723104    2,851       525,000 SH     SHARED-DEFINED   2                525,000
AMERISAE INC                    COM             03071H100      833        44,200 SH     SHARED-DEFINED   2                 44,200
AMERISAFE INC                   COM             03071H100      938        49,770 SH          SOLE        0       49,770
AMTRUST FINANCIAL SERVICES I    COM             032359309   15,622     1,479,345 SH     SHARED-DEFINED   2              1,479,345
AMTRUST FINANCIAL SRVICES I     COM             032359309    8,367       792,350 SH          SOLE        0      792,350
ARENA RESOURCES INC             COM             040049108    9,308       185,705 SH     SHARED-DEFINED   2                185,705
AUTOBYTEL INC                   COM             05275N106    3,540     1,000,000 SH     SHARED-DEFINED   2              1,000,000
AUTOBYTEL INC                   COM             05275N106    4,602     1,300,000 SH          SOLE        0    1,300,000
BAKERS FOOTWEAR GROOUP INC      COM             057465106      250        27,744 SH          SOLE        0       27,744
BAUER EDDIE HLDGS INC           COM             071625107   11,682     1,027,408 SH     SHARED-DEFINED   2              1,027,408
BAUER EDDIE HLDGS INC           COM             071625107    4,567       401,675 SH          SOLE        0      401,675
C & D TECHNOLOGIES INC          COM             124661109      493        98,000 SH          SOLE        0       98,000
C&D TECHNOLOGIES INC            COM             124661109    3,251       646,360 SH     SHARED-DEFINED   2                646,360
CACHE INC                       COM NEW         127150308    2,372       133,638 SH     SHARED-DEFINED   2                133,638
CANADIAN SOLAR INC              COM             136635109    1,302       133,500 SH          SOLE        2      133,500
CANADIAN SUPERIOR ENERGY INC    COM             136644101      251       100,000 SH     SHARED-DEFINED   2                100,000
CE FRANKLIN LTD                 COM             125151100    2,335       250,000 SH     SHARED-DEFINED   2                250,000
CEVA INC                        COM             157210105    7,607     1,052,098 SH     SHARED-DEFINED   2              1,052,098
CEVA INC                        COM             157210105    1,124       155,433 SH          SOLE        0      155,433
CHESAPEAKE ENERGY CORP          COM             165167107    1,544        50,000 SH     SHARED-DEFINED   2                 50,000
CHOLESTECH CORP                 COM             170393102    6,939       402,515 SH     SHARED-DEFINED   2                402,515
CHOLESTECH CORP                 COM             170393102    2,931       170,000 SH          SOLE        0      170,000
CHOLESTECH CORP                 COM             170393102    2,863       166,067 SH          SOLE        0      166,067
CHORDIANT SOFTWARE INC          COM NEW         170404305      776        75,000 SH     SHARED-DEFINED   2                 75,000
CHORDIANT SOFTWARE INC          COM NEW         170404305      180        17,387 SH          SOLE        0       17,387
CONTANGO OIL & GAS COMPANY      COM NEW         21075N204    6,690       304,800 SH     SHARED-DEFINED   2                304,800
CONTANGO OIL & GAS COMPANY      COM NEW         21075N204    1,633        74,400 SH          SOLE        0       74,400
CUTERA INC                      COM             232109108    3,619       100,000 SH     SHARED-DEFINED   2                100,000
CYNOSURE INC                    CL A            232577205    2,885       100,000 SH     SHARED-DEFINED   2                100,000
CYNOSURE INC                    CL A            232577205    1,443        50,000 SH          SOLE        0       50,000
DEVON ENERGY CORP NEW           COM             25179M103    1,731        25,000 SH     SHARED-DEFINED   2                 25,000
DIGIRAD CORP                    COM             253827109       64        13,780 SH     SHARED-DEFINED   2                 13,780
E Z EM INC                      COM NEW         269305405    1,609       100,000 SH          SOLE        0      100,000
E Z M INC                       COM NEW         269305405    2,008       124,808 SH     SHARED-DEFINED   2                124,808
ELECTROGLAS INC                 COM             285324109    2,756     1,300,000 SH     SHARED-DEFINED   2              1,300,000
ELECTROGLAS INC                 COM             285324109    1,696       800,000 SH          SOLE        0      800,000
ELECTROGLAS INC                 COM             285324109      877       413,889 SH          SOLE        0      413,889
ELOYALTY CORP                   COM NEW         290151307    7,219       379,374 SH     SHARED-DEFINED   2                379,374
ELOYALTY CORP                   COM NEW         290151307    4,948       260,000 SH          SOLE        0      260,000
ELOYALTY CORP                   COM NEW         290151307    2,513       132,035 SH          SOLE        0      132,035
ERESEARCHTECHNOLOGY INC         COM             29481V108    2,358       300,000 SH     SHARED-DEFINED   2                300,000
ERESEARCHTECHNOLOGY INC         COM             29481V108    2,421       308,000 SH          SOLE        0      308,000
ETRIALS WORLDWIDE INC           COM             29786P103    1,106       225,806 SH     SHARED-DEFINED   2                225,806
EXPLORATION CO                  COM NEW         302133202    8,322       767,000 SH     SHARED-DEFINED   2                767,000
EXPLORATION CO                  COM NEW         302133202      806        74,249 SH          SOLE        0       74,249
FIRST SOLAR INC                 COM             336433107    1,040        20,000 SH     SHARED-DEFINED   2                 20,000
FIRST SOLAR INC                 COM             336433107      260         5,000 SH          SOLE        0        5,000
FRIEDMAN BILLINGS RAMSEY GRO    CL A            358434108    1,999       362,160 SH     SHARED-DEFINED   2                362,160
FRIEDMAN BILLINGS RAMSEY GRO    CL A            358434108    1,415       256,359 SH          SOLE        0      256,359
GLOBECOMM SYSTEMS INC           COM             37956X103      803        75,000 SH     SHARED-DEFINED   2                 75,000
GLOBECOMM SYSTEMS INC           COM             37956X103       43         4,000 SH          SOLE        0        4,000
GOLDLEAF FINANCIAL SOLUTIONS    COM NEW         38144H208    9,509     1,444,300 SH     SHARED-DEFINED   2              1,444,300
GOLDLEAF FINANCIAL SOLUTIONS    COM NEW         38144H208    3,376       515,000 SH          SOLE        0      515,000
GTSI CORP                       COM             36238K103   10,255       932,228 SH     SHARED-DEFINED   2                932,228
GTSI CORP                       COM             36238K103    3,300       300,000 SH          SOLE        0      300,000
HOOPER HOLMES INC               COM             439104100      714       159,708 SH     SHARED-DEFINED   2                159,708
IKANOS COMMUNICATIONS           COM             45173E105      805       103,645 SH     SHARED-DEFINED   2                103,645
IKANOS COMMUNICATIONS           COM             45173E105    3,758       483,595 SH          SOLE        0      483,595
INTERVOICE INC NEW              COM             461142101    2,381       358,604 SH     SHARED-DEFINED   2                358,604
INTERVOICE INC NEW              COM             461142101    1,082       162,886 SH          SOLE        0      162,886
IONA TECHNOLOGIES PLC           SPONSORED ADR   46206P109   15,660     2,493,621 SH     SHARED-DEFINED   2              2,493,621
IONA TECHNOLOGIES PLC           SPONSORED ADR   46206P109    6,004       956,103 SH          SOLE        0      956,103
IONA TECHNOLOGIES PLC           SPONSORED ADR   46206P109    5,019       799,228 SH          SOLE        0      799,228
ISHARES TR                      NYSE 100INX FD  464287135      354         2,000 SH     SHARED-DEFINED   2                  2,000
ISHARES TR                      NYSE 100INX FD  464287135      229           900 SH     SHARED-DEFINED   2                    900
JA SOLAR HOLDINGS CO LTD        SPON ADR        466090107      869        48,040 SH     SHARED-DEFINED   2                 48,040
JA SOLAR HOLDINGS CO LTD        SPON ADR        466090107    1,003        55,000 SH          SOLE        0       55,000
KKR FINANCIAL CORP              COM             482476306    3,914       142,700 SH     SHARED-DEFINED   2                142,700
KKR FINL CORP                   COM             482476306    1,097        40,000 SH          SOLE        0       40,000
KMG AMER CORP                   COM             482563103      556       120,000 SH     SHARED-DEFINED   2                120,000
KMG AMER CORP                   COM             482563103      417        90,000 SH          SOLE        0       90,000
MEADOWBROOK INS GROUP INC       COM             58319P108      220        20,000 SH     SHARED-DEFINED   2                 20,000
MEDIWARE INFORMATION SYS INC    COM             584946107    4,510       497,813 SH     SHARED-DEFINED   2                497,813
MEDIWARE INFORMATION SYS INC    COM             584946107      613        67,691 SH          SOLE        0       67,691
MEMC ELECTR MATLS INC           COM             552715104    6,664       110,000 SH     SHARED-DEFINED   2                110,000
MICRON TECNOLOGY INC            COM             595112103    6,040       500,000 SH     SHARED-DEFINED   2                500,000
MICROSOFT CORP                  COM             594918104      697        25,000 SH     SHARED-DEFINED   2                 25,000
MIVA INC                        COM             55311R108    3,708       965,740 SH     SHARED-DEFINED   2                965,740
MIVA INC                        COM             55311R108    4,908     1,278,000 SH          SOLE        0    1,278,000
NEW YORK & CO INC               COM             649295102      947        60,000 SH     SHARED-DEFINED   2                 60,000
NOVATEL WIRELESS INC            COM NEW         66987M604    1,606       100,100 SH     SHARED-DEFINED   2                100,100
ON SEMICONDUCTOR CORP           COM             682189105    1,784       200,000 SH          SOLE        0      200,000
OPLINK COMMUNICATIONS INC       COM NEW         68375Q403    3,594       200,000 SH          SOLE        0      200,000
OPTIUM CORP                     COM             68402T107      485        25,000 SH          SOLE        0       25,000
PIONEER NAT RES CO              COM             723787107    1,078        25,000 SH     SHARED-DEFINED   2                 25,000
PIONEER NAT RES CO              COM             723787107      862        20,000 SH          SOLE        0       20,000
PLX TECHNOLOGY INC              COM             693417107    5,710       586,251 SH     SHARED-DEFINED   2                586,251
PLX TECHNOLOGY INC              COM             693417107    2,922       300,000 SH          SOLE        0      300,000
POMEROY IT SOLUTIONS INC        COM             731822102    2,360       261,619 SH     SHARED-DEFINED   2                261,619
POWERWAVE TECHNOLOGIES INC      COM             739363109      569       100,000 SH          SOLE        0      100,000
QIMONDA AG                      SPONSORED ADR   746904101    1,795       125,000 SH          SOLE        0      125,000
QUADRAMED CORP                  COM             74730W101      304       100,100 SH     SHARED-DEFINED   2                100,100
RADIANT SYSTEMS INC             COM             75025N102      766        58,788 SH     SHARED-DEFINED   2                 58,788
RCM TECHNOLOGIES INC            COM NEW         749360400      928       130,092 SH     SHARED-DEFINED   2                130,092
SEAGATE TECHNOLOGY              SHS             G7945J104    3,495       150,000 SH     SHARED-DEFINED   2                150,000
SHAW COMMUNICATIONS INC         CL B CONV       82028K200    3,692       100,000 SH     SHARED-DEFINED   2                100,000
SHAW COMMUNICATIONS INC         CL B CONV       82028K200    1,864        50,500 SH          SOLE        0       50,500
SIERRA WIRELESS INC             COM             826516106    6,276       400,000 SH     SHARED-DEFINED   2                400,000
SIERRA WIRELESS INC             COM             826516106    4,785       305,000 SH          SOLE        0      305,000
SIRENZA MICRODEVICES INC        COM             82966T106    3,448       400,000 SH          SOLE        0      400,000
SKYWORKS SOLUTIONS INC          COM             83088M102    1,725       300,000 SH     SHARED-DEFINED   2                300,000
SKYWORKS SOLUTIONS INC          COM             83088M102    2,875       500,000 SH          SOLE        0      500,000
SM&A                            COM             78465D105      399        56,197 SH     SHARED-DEFINED   2                 56,197
SOURCE INTERLINK COS INC        COM NEW         836151209    9,699     1,445,413 SH     SHARED-DEFINED   2              1,445,413
SPARTAN MTRS INC                COM             846819100    2,368       102,021 SH          SOLE        0      102,021
SUMTOTAL SYS INC                COM             866615107    3,192       400,000 SH     SHARED-DEFINED   2                400,000
THORATEC CORP                   COM NEW         885175307    2,727       130,457 SH     SHARED-DEFINED   2                130,457
TOREADOR RES CORP               COM             891050106    7,262       400,100 SH     SHARED-DEFINED   2                400,100
TOREADOR RES CORP               COM             891050106      609        33,555 SH          SOLE        0       33,555
TRM CORP                        COM             872636105    2,949     1,057,013 SH     SHARED-DEFINED   2              1,057,013
TRM CORP                        COM             872636105      279       100,000 SH          SOLE        0      100,000
UNITED RETAIL GROUP INC         COM             911380103    1,628       135,413 SH     SHARED-DEFINED   2                135,413
VIGNETTE CORP                   COM NEW         926734401    2,375       127,883 SH     SHARED-DEFINED   2                127,883
WEBSIDESTORY INC                COM             947685103   10,406       803,561 SH     SHARED-DEFINED   2                803,561
WEBSIDESTORY INC                COM             947685103    7,382       570,000 SH          SOLE        0      570,000
WEBSITE PROS INC                COM             94769V105    6,168       684,572 SH     SHARED-DEFINED   2                684,572
WEBSITE PROS INC                COM             94769V105    1,715       190,350 SH          SOLE        0      190,350
ZHONE TECHNOLOGIES INC NEW      COM             98950P108    1,148       925,640 SH     SHARED-DEFINED   2                925,640
ZHONE TECHNOLOGIES INC NEW      COM             98950P108      992       800,000 SH          SOLE        0      800,000
                                                          378,419








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